Consolidated Statements of Income (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Vertically Integrated Utilities	$ 9,397,000,000	$ 9,347,000,000	$ 8,785,000,000
Transmission and Distribution Utilities	4,553,000,000	4,279,000,000	4,659,000,000
Generation and Marketing	2,384,000,000	1,208,000,000	882,000,000
Other Revenues	686,000,000	523,000,000	619,000,000
TOTAL REVENUES	17,020,000,000	15,357,000,000	14,945,000,000
Expenses
Fuel and Other Consumables Used for Electric Generation	4,272,000,000	4,068,000,000	4,111,000,000
Purchased Electricity for Resale	2,086,000,000	1,491,000,000	1,169,000,000
Other Operation	3,225,000,000	2,904,000,000	2,962,000,000
Maintenance	1,361,000,000	1,179,000,000	1,115,000,000
Asset Impairments and Other Related Charges	0	226,000,000	300,000,000
Depreciation and Amortization	1,929,000,000	1,743,000,000	1,782,000,000
Taxes Other Than Income Taxes	915,000,000	891,000,000	850,000,000
TOTAL EXPENSES	13,788,000,000	12,502,000,000	12,289,000,000
OPERATING INCOME (LOSS)	3,232,000,000	2,855,000,000	2,656,000,000
Other Income (Expense):
Interest and Investment Income	7,000,000	58,000,000	8,000,000
Carrying Costs Income	33,000,000	30,000,000	53,000,000
Allowance for Equity Funds Used During Construction	103,000,000	73,000,000	93,000,000
Interest Expense	(885,000,000)	(906,000,000)	(988,000,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	2,490,000,000	2,110,000,000	1,822,000,000
Income Tax Expense (Credit)	942,000,000	684,000,000	604,000,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	90,000,000	58,000,000	44,000,000
NET INCOME (LOSS)	1,638,000,000	1,484,000,000	1,262,000,000
Net Income Attributable to Noncontrolling Interests	4,000,000	4,000,000	3,000,000
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	1,634,000,000	1,480,000,000	1,259,000,000
Earnings Per Share
WEIGHTED AVERAGE NUMBER OF BASIC AEP COMMON SHARES OUTSTANDING	488,592,997	486,619,555	484,682,469
TOTAL BASIC EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.34	$ 3.04	$ 2.60
WEIGHTED AVERAGE NUMBER OF DILUTED AEP COMMON SHARES OUTSTANDING	488,899,840	487,040,956	485,084,694
TOTAL DILUTED EARNINGS PER SHARE ATTRIBUTABLE TO AEP COMMON SHAREHOLDERS	$ 3.34	$ 3.04	$ 2.60
Appalachian Power Co [Member]
Revenues
Vertically Integrated Utilities	2,899,402,000	3,059,577,000	2,948,762,000
Sales to AEP Affiliates	144,437,000	347,484,000	318,199,000
Other Revenues	9,239,000	10,345,000	9,970,000
TOTAL REVENUES	3,053,078,000	3,417,406,000	3,276,931,000
Expenses
Fuel and Other Consumables Used for Electric Generation	813,399,000	769,853,000	815,979,000
Purchased Electricity for Resale	456,622,000	232,702,000	211,133,000
Purchased Electricity from AEP Affiliates	4,661,000	830,959,000	661,238,000
Other Operation	427,726,000	311,975,000	332,936,000
Maintenance	259,348,000	273,164,000	211,702,000
Asset Impairments and Other Related Charges	0	39,283,000	0
Depreciation and Amortization	400,882,000	342,643,000	344,293,000
Taxes Other Than Income Taxes	122,254,000	110,549,000	102,190,000
TOTAL EXPENSES	2,484,892,000	2,911,128,000	2,679,471,000
OPERATING INCOME (LOSS)	568,186,000	506,278,000	597,460,000
Other Income (Expense):
Interest Income	1,629,000	2,411,000	1,358,000
Carrying Costs Income	3,045,000	8,086,000	24,602,000
Allowance for Equity Funds Used During Construction	7,053,000	2,353,000	1,684,000
Interest Expense	(209,570,000)	(192,982,000)	(202,074,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	370,343,000	326,146,000	423,030,000
Income Tax Expense (Credit)	154,928,000	132,935,000	165,527,000
NET INCOME (LOSS)	215,415,000	193,211,000	257,503,000
Indiana Michigan Power Co [Member]
Revenues
Vertically Integrated Utilities	2,149,109,000	2,022,257,000	1,810,069,000
Sales to AEP Affiliates	4,198,000	219,399,000	268,408,000
Other Revenues - Affiliated	94,379,000	122,287,000	117,052,000
Other Revenues	2,048,000	2,916,000	4,582,000
TOTAL REVENUES	2,249,734,000	2,366,859,000	2,200,111,000
Expenses
Fuel and Other Consumables Used for Electric Generation	476,628,000	434,078,000	464,420,000
Purchased Electricity for Resale	96,813,000	151,404,000	117,860,000
Purchased Electricity from AEP Affiliates	269,972,000	433,209,000	386,404,000
Other Operation	585,958,000	564,012,000	583,865,000
Maintenance	228,506,000	195,892,000	172,562,000
Depreciation and Amortization	200,196,000	177,727,000	146,619,000
Taxes Other Than Income Taxes	86,419,000	88,676,000	80,687,000
TOTAL EXPENSES	1,944,492,000	2,044,998,000	1,952,417,000
OPERATING INCOME (LOSS)	305,242,000	321,861,000	247,694,000
Other Income (Expense):
Interest Income	4,628,000	8,521,000	3,122,000
Allowance for Equity Funds Used During Construction	18,873,000	19,943,000	9,724,000
Interest Expense	(93,475,000)	(97,710,000)	(102,739,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	235,268,000	252,615,000	157,801,000
Income Tax Expense (Credit)	79,621,000	75,111,000	39,344,000
NET INCOME (LOSS)	155,647,000	177,504,000	118,457,000
Ohio Power Co [Member]
Revenues
Transmission and Distribution Utilities	3,204,926,000	3,562,224,000	4,022,116,000
Sales to AEP Affiliates	165,216,000	1,166,854,000	847,294,000
Other Revenues - Affiliated	0	18,140,000	39,401,000
Other Revenues	6,778,000	15,397,000	19,385,000
TOTAL REVENUES	3,376,920,000	4,762,615,000	4,928,196,000
Expenses
Fuel and Other Consumables Used for Electric Generation	0	1,496,856,000	1,471,316,000
Purchased Electricity for Resale	282,000,000	151,561,000	205,845,000
Purchased Electricity from AEP Affiliates	1,192,700,000	349,732,000	380,706,000
Amortization of Generation Deferrals	110,942,000	0	0
Other Operation	594,776,000	707,953,000	669,981,000
Maintenance	195,964,000	319,625,000	319,324,000
Asset Impairments and Other Related Charges	0	154,304,000	287,031,000
Depreciation and Amortization	213,669,000	382,570,000	511,070,000
Taxes Other Than Income Taxes	353,364,000	406,916,000	405,976,000
TOTAL EXPENSES	2,943,415,000	3,969,517,000	4,251,249,000
OPERATING INCOME (LOSS)	433,505,000	793,098,000	676,947,000
Other Income (Expense):
Interest Income	9,956,000	3,325,000	3,536,000
Carrying Costs Income	26,546,000	16,312,000	16,942,000
Allowance for Equity Funds Used During Construction	6,913,000	4,961,000	3,492,000
Interest Expense	(128,291,000)	(182,046,000)	(213,100,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	348,629,000	635,650,000	487,817,000
Income Tax Expense (Credit)	132,207,000	225,670,000	144,283,000
NET INCOME (LOSS)	216,422,000	409,980,000	343,534,000
Public Service Co Of Oklahoma [Member]
Revenues
Vertically Integrated Utilities	1,340,307,000	1,277,711,000	1,206,583,000
Sales to AEP Affiliates	7,054,000	14,246,000	22,603,000
Other Revenues	4,215,000	3,565,000	3,752,000
TOTAL REVENUES	1,351,576,000	1,295,522,000	1,232,938,000
Expenses
Fuel and Other Consumables Used for Electric Generation	257,996,000	327,829,000	310,296,000
Purchased Electricity for Resale	385,029,000	246,109,000	208,676,000
Purchased Electricity from AEP Affiliates	11,024,000	36,891,000	24,378,000
Other Operation	262,804,000	225,500,000	213,195,000
Maintenance	107,952,000	107,076,000	106,835,000
Depreciation and Amortization	100,977,000	95,667,000	95,180,000
Taxes Other Than Income Taxes	36,962,000	45,215,000	43,428,000
TOTAL EXPENSES	1,162,744,000	1,084,287,000	1,001,988,000
OPERATING INCOME (LOSS)	188,832,000	211,235,000	230,950,000
Other Income (Expense):
Interest Income	249,000	1,096,000	1,308,000
Carrying Costs Income	0	338,000	1,856,000
Allowance for Equity Funds Used During Construction	3,071,000	4,187,000	2,007,000
Interest Expense	(54,641,000)	(53,175,000)	(55,286,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	137,511,000	163,681,000	180,835,000
Income Tax Expense (Credit)	50,582,000	65,885,000	66,694,000
NET INCOME (LOSS)	86,929,000	97,796,000	114,141,000
Southwestern Electric Power Co [Member]
Revenues
Vertically Integrated Utilities	1,817,863,000	1,742,575,000	1,538,533,000
Sales to AEP Affiliates	26,278,000	51,812,000	37,441,000
Other Revenues	2,256,000	1,416,000	1,860,000
TOTAL REVENUES	1,846,397,000	1,795,803,000	1,577,834,000
Expenses
Fuel and Other Consumables Used for Electric Generation	650,437,000	630,503,000	579,721,000
Purchased Electricity for Resale	178,105,000	169,954,000	131,706,000
Purchased Electricity from AEP Affiliates	3,766,000	11,172,000	19,229,000
Other Operation	272,785,000	250,676,000	230,078,000
Maintenance	149,243,000	129,742,000	117,415,000
Asset Impairments and Other Related Charges	0	0	13,000,000
Depreciation and Amortization	185,134,000	179,251,000	138,778,000
Taxes Other Than Income Taxes	84,285,000	80,662,000	72,011,000
TOTAL EXPENSES	1,523,755,000	1,451,960,000	1,301,938,000
OPERATING INCOME (LOSS)	322,642,000	343,843,000	275,896,000
Other Income (Expense):
Interest Income	299,000	58,000	1,230,000
Allowance for Equity Funds Used During Construction	11,947,000	7,338,000	57,054,000
Interest Expense	(126,127,000)	(130,282,000)	(88,318,000)
INCOME BEFORE INCOME TAX EXPENSE (CREDIT) AND EQUITY EARNINGS (LOSS)	208,761,000	220,957,000	245,862,000
Income Tax Expense (Credit)	66,420,000	69,461,000	45,858,000
Equity Earnings (Loss) of Unconsolidated Subsidiaries	2,218,000	2,323,000	2,509,000
NET INCOME (LOSS)	144,559,000	153,819,000	202,513,000
Net Income Attributable to Noncontrolling Interests	4,190,000	4,008,000	3,622,000
EARNINGS ATTRIBUTABLE TO COMMON SHAREHOLDERS	$ 140,369,000	$ 149,811,000	$ 198,891,000